ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2023
ACCUMULATED OTHER COMPREHENSIVE INCOME
Summary of accumulated other comprehensive income

	At December 31	At December 31
(in thousands)	2023	2022

Cumulative foreign currency translation	$456	$420
Experience gains-post employment liability
Gross	1,847	1,847
Tax effect	(485)	(485)
	$1,818	$1,782